Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	March 31, 2025	December 31, 2024
Accrued vendor payments	$4,851	$6,528
Accrued ERC payments	9,044	9,044
Accrued directors and officers insurance	1,780	1,780
Accrued employee-related expenses	8,852	10,239
Accrued engine expenses	975	713
Accrued tax expenses	1,161	1,072
Accrued interest	511	472
Other	95	96
	$27,269	$29,944

Other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Accrued vendor payments	$6,528	$6,386
Accrued ERC payments	9,044	9,044
Accrued underwriter fees	—	1,500
Accrued directors and officers insurance	1,780	2,518
Accrued employee-related expenses	10,239	7,751
Accrued engine expenses	713	4
Accrued tax expenses	1,072	746
Accrued interest	472	569
Other	96	187
	$29,944	$28,705